Note 15 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Interest and Finance Costs [Text Block]
15	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2015	2016	2017
Gross interest on debt (including $4, $302 and $138, respectively, to related party) (Note 9)	503	3,208	5,724
Delos termination fee interest (Note 5)	101	3	-
Bank charges and loan commitment fees (including $16, $207 and $366, respectively, to related party)	26	262	440
Amortization and write-off of financing fees	538	291	1,640
Amortization of Debt Discount (Note 9)	-	-	7,500
Non-cash debt conversion expenses	-	-	842
Total	1,168	3,764	16,146
Less interest capitalized	(449)	(671)	(353)
Total	719	3,093	15,793